Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Summary of deposits

	2012	2011
	(In Thousands)

Non-interest bearing demand	$40,348	$35,994
Interest bearing demand	44,813	27,620
Savings	120,842	111,515
Time deposits less than $100,000	100,443	99,011
Time deposits greater than $100,000	58,682	56,409

Total	$365,128	$330,549

Scheduled maturities of time deposits

2013	$57,166
2014	21,233
2015	36,400
2016	28,075
2017	16,251

Total	$159,125

Forth maturity information on time deposits

Three months or less	$6,954
Over three and through six months	4,408
Over six and through twelve months	5,136
Over twelve months	42,184

Total	$58,682